Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets
The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2020 and 2021 are as follows:
(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2019	¥1,030,142	¥379,564	¥38,288	¥1,447,994

Additions	¥—	¥14,971	¥14,065	¥29,036
Internally developed	192,397	16,370	—	208,767
Sales or disposal	(136,575)	(9,473)	(826)	(146,874)
Exchange differences on translating foreign operations	(2,439)	(9,684)	(2,329)	(14,452)
Other	—	984	(3,008)	(2,024)

Balance as of March 31, 2020	¥1,083,525	¥392,732	¥46,190	¥1,522,447

Additions	¥—	¥19,233	¥11,236	¥30,469
Internally developed	201,889	11,554	—	213,443
Sales or disposal	(180,744)	(6,028)	(1,429)	(188,201)
Exchange differences on translating foreign operations	3,946	10,655	3,491	18,092
Other	—	1,076	1,417	2,493

Balance as of March 31, 2021	¥1,108,616	¥429,222	¥60,905	¥1,598,743

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2019	¥(418,315)	¥(274,498)	¥(10,813)	¥(703,626)

Amortization	¥(136,508)	¥(33,199)	¥(1,671)	¥(171,378)
Sales or disposal	136,575	7,870	159	144,604
Exchange differences on translating foreign operations	449	6,787	918	8,154
Other*	(38,534)	(316)	(917)	(39,767)

Balance as of March 31, 2020	¥(456,333)	¥(293,356)	¥(12,324)	¥(762,013)

Amortization	¥(144,795)	¥(29,646)	¥(651)	¥(175,092)
Sales or disposal	180,744	3,504	832	185,080
Exchange differences on translating foreign operations	(906)	(8,010)	(873)	(9,789)
Other	(15,923)	(1,596)	(647)	(18,166)

Balance as of March 31, 2021	¥(437,213)	¥(329,104)	¥(13,663)	¥(779,980)

Explanatory note:

*
For certain capitalized development costs in progress related to Automobile business segment, the Company recognized the carrying amount in excess of recoverable amount as an expense in the consolidated statement of income for the year ended March 31, 2020.

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2020	¥627,192	¥99,376	¥33,866	¥760,434
Balance as of March 31, 2021	671,403	100,118	47,242	818,763